Discontinued Operations - Schedule of Discontinued Operations, Net of Tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026 [1]	Jun. 30, 2025
Discontinued Operations:
Revenues		$ 292
Cost of revenues		(613)
General and administrative expenses	(187)	(2,890)
Research and development expenses	(4)	(34)
Other income, net	12	5,819
Interest expenses, net	(1,350)	(2,570)
Net gain from discontinued operations	89,277
Income tax provision
Income from discontinued operations, net of tax	$ 87,748	$ 4

[1]	The result of discontinued operations included those of discontinued operations from January 1, 2026 to February 5, 2026.